LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating lease expenses	$ 197,511	$ 150,385	$ 330,671	$ 126,302